                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                           811-249

Exact name of registrant as specified in charter:             Delaware Group Equity Funds I

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      October 31

Date of reporting period:                                     October 31, 2004

Item 1.  Reports to Stockholders

                                         Delaware
                                         Investments(SM)
                                         --------------------------------------
                                         A member of Lincoln Financial Group(R)


CORE-EQUITY



ANNUAL REPORT OCTOBER 31, 2004
--------------------------------------------------------------------------------
              DELAWARE BALANCED FUND












[LOGO] POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS


-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             2
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     4
-----------------------------------------------------------------
SECTOR ALLOCATION                                               5
-----------------------------------------------------------------
FINANCIAL STATEMENTS:
      Statement of Net Assets                                   6

      Statement of Operations                                  12

      Statements of Changes in Net Assets                      13

      Financial Highlights                                     14

      Notes to Financial Statements                            19
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      23
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     24
-----------------------------------------------------------------




   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

                                                          DELAWARE BALANCED FUND
Portfolio                                                 November 10, 2004
  MANAGEMENT REVIEW




FUND MANAGERS
Steven T. Lampe
Portfolio Manager
Equities

Michael S. Morris
Portfolio Manager
Equities

Paul Grillo
Senior Portfolio Manager
Fixed Income

Stephen R. Cianci
Senior Portfolio Manager
Fixed Income

Q: HOW DID THE FUND PERFORM FOR ITS FISCAL YEAR?
A: Delaware Balanced Fund returned +5.28% (Class A shares at net asset value with distributions reinvested) for the 12-month period ended October 31, 2004. For comparison, the Fund's peer group, as measured by the Lipper Balanced Funds Average, rose +7.02% for the fiscal year. The Fund's benchmark is a composite of major stock and bond indexes (60% Standard & Poor's 500 Index and 40% Lehman Brothers Aggregate Bond Index). The S&P 500 Index gained +9.41% while the Lehman Brothers Aggregate Bond Index appreciated +5.53% (source: Lipper Inc.).

Q: WHAT WAS THE NATURE OF THE EQUITY MARKETS FOR THE FISCAL YEAR?
A: The equity market's performance for the 12-month period, based on performance of the S&P 500 Index, was quite respectable. During the fiscal year, however, there were two distinct investment environments. In the first four months, the market enjoyed a strong upward move in response to the economic recovery. Then, starting in March, mixed economic data caused the relative weakness that persisted throughout the second half of the fiscal year. Value-oriented stocks led the way, outperforming growth-type equities by a wide margin, +15.4% versus +3.3%, as measured by the Russell 1000 Growth and Russell 1000 Value Indexes, respectively (source: Lipper Inc.).

Q: PLEASE DESCRIBE THE MARKET FOR BOND INVESTORS FOR THE 12-MONTH PERIOD?
A: For fixed-income securities, the fiscal year was marked by a low-volatility interest rate environment. The coupon yield of the 10-year Treasury bond began the 12-month period at 4.30% and finished the fiscal year at 4.03%. The Federal Reserve implemented three quarter-point increases - the first in more than two years. While beginning the Fund's fiscal year at 1.00%, the federal funds rate stood at 1.75% as of October 31, 2004.

Q: HOW DID THE FUND'S BOND HOLDINGS PERFORM FOR THE FISCAL YEAR?
A: Within the portfolio, bonds returned +6.4% for the 12-month period, outperforming the Fund's fixed-income benchmark by 80 basis points, or +0.80%. This was a result of overweighting corporate bonds, particularly higher-yielding BBB-rated securities, which performed well given the improving economy and stable interest rate environment. Mortgage-backed securities also performed well, owing to a favorable supply-demand situation and generally muted prepayment activity.

Q: HOW DID THE FUND'S STOCK POSITIONS FARE FOR THE FISCAL YEAR?
A: The stock market was a more difficult challenge during the period than was the market for bonds. Our value-oriented stock "sleeve" returned +13.5% for the 12-month period, which outperformed the Fund's overall stock benchmark, the S&P 500 Index, but came in behind our internal performance gauge, the Russell 1000 Value Index, which climbed +15.4% (source: Lipper Inc.).

Q: HOW DID THE FUND'S GROWTH STOCKS PERFORM FOR THE 12-MONTH PERIOD?
A: The Fund's growth stocks as a group were flat compared to our internal barometer of comparable investments, the Russell 1000 Growth Index, which advanced approximately three percent for the fiscal year. Weak demand for the products of companies in the technology and consumer growth sectors was largely responsible for the underperformance. For example, positions in chipmaker National Semiconductor and radio advertising specialist Westwood One both declined in the middle of the year when demand weakened in their respective industries (source: Lipper Inc.).

We experienced several positive performing growth stocks for the 12-month period, as with our position in Carnival which outperformed the broad market because of strong corporate fundamentals and a favorable year in general for the travel business. From a capital management perspective, the company took significant steps that have been shareholder friendly, and the market responded favorably. Within the financial services sector, mortgage insurer MGIC Corporation performed well. The company profited as a result of the transition from a refinance market to a purchase market. We sold the stock during the fiscal year, for valuation reasons.

DELAWARE
  BALANCED FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Balanced Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. A rise/fall in the interest rates can have a significant impact on bond prices and the NAV (net asset value) of the Fund. Funds that invest in bonds can lose their value as interest rates rise and an investor can lose principal.

FUND PERFORMANCE
Average Annual Total Returns

Through October 31, 2004              Lifetime        10 Years          Five Years       One Year
---------------------------------------------------------------------------------------------------
Class A (Est. 4/25/38)
Excluding Sales Charge                +10.17%           +5.52%            -2.06%           +5.28%
Including Sales Charge                +10.07%           +4.90%            -3.21%          - 0.78%
---------------------------------------------------------------------------------------------------
Class B (Est. 9/6/94)
Excluding Sales Charge                 +4.69%           +4.86%            -2.80%           +4.40%
Including Sales Charge                 +4.69%           +4.86%            -3.17%           +0.40%
---------------------------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge                 +3.31%           -2.79%            +4.47%
Including Sales Charge                 +3.31%           -2.79%            +3.47%
---------------------------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after eight years.

The average annual total returns for the lifetime and one-year periods ended October 31, 2004 for Delaware Balanced Fund's Class R shares were +6.50% and +4.87%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime (since 4/25/38), 10-year, five-year, and one-year periods ended October 31, 2004 for Delaware Balanced Fund's Institutional Class were +10.21%, +5.75%, -1.82%, and +5.49%, respectively. The Institutional Class shares were first made available on November 9, 1992 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to November 9, 1992 for Delaware Balanced Fund is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol: DEICX
Nasdaq Class R symbol:  DELRX

DELAWARE
  BALANCED FUND


FUND BASICS

As of October 31, 2004
--------------------------------------------------------------------------------

FUND OBJECTIVE:

The Fund seeks a balance of capital appreciation, income, and preservation of capital.
--------------------------------------------------------------------------------

TOTAL FUND NET ASSETS:

$ 269.79 million
--------------------------------------------------------------------------------

NUMBER OF HOLDINGS:

320
--------------------------------------------------------------------------------

FUND START DATE:

April 25, 1938
--------------------------------------------------------------------------------

YOUR FUND MANAGERS:

Steven T. Lampe received a bachelor's degree in economics and an MBA with a concentration in finance from the University of Pennsylvania's Wharton School. Prior to joining Delaware Investments in 1995, he served as a tax/audit manager at Pricewaterhouse Coopers, specializing in financial services firms. He is a Certified Public Accountant.

Michael S. Morris holds a BS from Indiana University with a major in finance. Before joining Delaware Investments in 1999, Mr. Morris served as senior equity analyst at Pilgrim Baxter, covering financial stocks. He is a CFA charterholder and has been co-managing the equity portion of the Fund since November 5, 2001.

Paul Grillo holds a BA in business management from North Carolina State University and an MBA in finance from Pace University. Prior to joining Delaware Investments in 1993, he served as a mortgage strategist and trader at Dreyfus Corporation. He is a CFA charterholder.

Stephen R. Cianci holds a BS and an MBA in finance from Widener University. Mr. Cianci joined Delaware Investments in 1992 and became co-manager of the Fund in January 1999. He is an adjunct professor of finance at Widener University and a CFA charterholder.

-------------------------------------
NASDAQ SYMBOLS:

Class A  DELFX
Class B  DELBX
Class C  DEDCX
-------------------------------------


PERFORMANCE OF A $10,000 INVESTMENT
October 31, 1994 through October 31, 2004


BALANCED FUND PERFORMANCE OF A $10,000 INVESTMENT


                   BALANCED FUND                              LEHMAN BROTHERS
                   CLASS A SHARES        S&P 500 INDEX      AGGREGATE BOND INDEX

    OCT-94             $9,425               $10,000              $10,000
    Oct-95            $10,958               $12,644              $11,566
    Oct-96            $12,719               $15,691              $12,241
    Oct-97            $15,523               $20,729              $13,330
    Oct-98            $17,821               $25,287              $14,574
    Oct-99            $17,899               $31,781              $14,651
    Oct-00            $17,765               $33,716              $15,719
    Oct-01            $14,766               $25,320              $18,008
    Oct-02            $13,381               $21,495              $19,068
    Oct-03            $15,321               $25,964              $20,003
    Oct-04            $16,130               $28,407              $21,109


Chart assumes $10,000 invested on October 31, 1994 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad investment-grade U.S. bond markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                        For the Period May 1, 2004 to October 31, 2004
  OF FUND EXPENSES


As a shareholder of a fund, you incur two types of costs:

(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).


DELAWARE BALANCED FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                                                                                   Expenses
                                                                Beginning           Ending                       Paid During
                                                                 Account            Account        Annualized      Period
                                                                  Value              Value           Expense      5/1/04 to
                                                                 5/1/04            10/31/04           Ratio       10/31/04
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                        $1,000.00          $1,016.90           1.27%         $6.44
Class B                                                         1,000.00           1,013.20           2.06%         10.43
Class C                                                         1,000.00           1,013.90           2.06%         10.43
Class R                                                         1,000.00           1,015.30           1.66%          8.41
Institutional Class                                             1,000.00           1,018.40           1.06%          5.38
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                        $1,000.00          $1,018.75           1.27%         $6.44
Class B                                                         1,000.00           1,014.78           2.06%         10.43
Class C                                                         1,000.00           1,014.73           2.06%         10.43
Class R                                                         1,000.00           1,016.84           1.66%          8.42
Institutional Class                                             1,000.00           1,019.81           1.06%          5.38
------------------------------------------------------------------------------------------------------------------------------------

(1) Other expenses are expected to decrease during the Fund's fiscal year ended October 31, 2005 due to a reduction in transfer agent fees associated with servicing retirement accounts. Had this reduction been in effect during the period, the Fund's expense analysis would be as follows:


                                                                                                                   Expenses
                                                                Beginning           Ending                       Paid During
                                                                 Account            Account        Annualized      Period
                                                                  Value              Value           Expense      5/1/04 to
                                                                 5/1/04            10/31/04           Ratio       10/31/04
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                        $1,000.00          $1,017.26           1.20%         $6.08
Class B                                                         1,000.00           1,013.56           1.99%         10.07
Class C                                                         1,000.00           1,014.26           1.99%         10.07
Class R                                                         1,000.00           1,015.66           1.59%          8.05
Institutional Class                                             1,000.00           1,018.76           0.99%          5.02
------------------------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                        $1,000.00          $1,019.10           1.20%         $6.11
Class B                                                         1,000.00           1,015.13           1.99%         10.13
Class C                                                         1,000.00           1,015.13           1.99%         10.13
Class R                                                         1,000.00           1,017.14           1.59%          8.09
Institutional Class                                             1,000.00           1,020.16           0.99%          5.04
------------------------------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                         As of October 31, 2004
  BALANCED FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

                                                     PERCENTAGE
SECTOR                                              OF NET ASSETS
------------------------------------------------------------------
COMMON STOCK                                            56.23%
------------------------------------------------------------------
Aerospace & Defense                                      1.42%
Automobiles & Automotive Parts                           0.56%
Banking & Finance                                       12.59%
Basic Industry/Capital Goods                             1.92%
Buildings & Materials                                    0.63%
Business Services/Other                                  0.81%
Cable, Media & Publishing                                2.13%
Chemicals                                                1.65%
Consumer Products                                        0.48%
Energy                                                   2.31%
Food, Beverage & Tobacco                                 2.14%
Healthcare & Pharmaceuticals                             8.02%
Industrial Machinery                                     1.64%
Insurance                                                1.60%
Leisure, Lodging & Entertainment                         1.45%
Metals & Mining                                          0.83%
Paper & Forest Products                                  0.76%
Retail                                                   3.59%
Technology/Communications                                0.83%
Technology/Hardware                                      3.48%
Technology/Software                                      3.81%
Telecommunications                                       1.63%
Textiles, Apparel & Furniture                            0.93%
Transportation & Shipping                                0.56%
Utilities                                                0.46%
--------------------------------------------------------------------
PREFERRED STOCK                                          0.58%
--------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                           1.13%
--------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS               0.99%
--------------------------------------------------------------------

                                                    PERCENTAGE
 SECTOR                                           OF NET ASSETS
 ---------------------------------------------------------------
 AGENCY MORTGAGE-BACKED SECURITIES                    10.05%
 ---------------------------------------------------------------
 AGENCY OBLIGATIONS                                    2.44%
 ---------------------------------------------------------------
 ASSET-BACKED SECURITIES                               2.46%
 ---------------------------------------------------------------
 COMMERCIAL MORTGAGE-BACKED SECURITIES                 1.54%
 ---------------------------------------------------------------
 CORPORATE BONDS                                      12.89%
 ---------------------------------------------------------------
 Aerospace & Defense                                   0.10%
 Airlines                                              0.26%
 Automobiles & Automotive Parts                        0.89%
 Banking & Finance                                     3.20%
 Buildings & Materials                                 0.09%
 Cable, Media & Publishing                             0.60%
 Chemicals                                             0.13%
 Diversified Manufacturing                             0.11%
 Energy                                                1.49%
 Food, Beverage & Tobacco                              0.88%
 Healthcare & Pharmaceuticals                          0.59%
 Insurance                                             0.72%
 Metals & Mining                                       0.09%
 Real Estate                                           0.11%
 Retail                                                0.25%
 Telecommunications                                    2.00%
 Utilities                                             1.38%
----------------------------------------------------------------
 MUNICIPAL BONDS                                       1.38%
----------------------------------------------------------------
 NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS        4.89%
----------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS                             1.76%
----------------------------------------------------------------
 REPURCHASE AGREEMENTS                                10.18%
---------------------------------------------------------------
 SECURITIES LENDING COLLATERAL                         5.17%
---------------------------------------------------------------
 TOTAL MARKET VALUE OF SECURITIES                    111.69%

 OBLIGATIONS TO RETURN SECURITY LENDING COLLATERAL    (5.17%)

 LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS      (6.52%)
---------------------------------------------------------------
 TOTAL NET ASSETS                                    100.00%
 ---------------------------------------------------------------

STATEMENT                                                 DELAWARE BALANCED FUND
  OF NET ASSETS                                           October 31, 2004

                                                         Number of     Market
                                                          Shares       Value

COMMON STOCK- 56.23%

Aerospace & Defense - 1.42%
  Goodrich                                                   57,700 $ 1,778,891
  Honeywell International                                    61,100   2,057,848
                                                                    -----------
                                                                      3,836,739
                                                                    -----------
Automobiles & Automotive Parts - 0.56%
  General Motors                                             39,000   1,503,450
                                                                    -----------
                                                                      1,503,450
                                                                    -----------
Banking & Finance - 12.59%
  American Express                                           64,800   3,438,936
  Bank of America                                            54,500   2,441,055
  Bank of New York                                           57,600   1,869,696
  Capital One Financial                                      38,000   2,802,880
  Citigroup                                                 110,866   4,919,125
  Goldman Sachs                                              22,100   2,174,198
  J.P. Morgan Chase                                          79,950   3,086,070
  MBNA                                                      114,900   2,944,887
  Mellon Financial                                           69,800   2,017,220
  Merrill Lynch                                              51,800   2,794,092
  Morgan Stanley                                             51,800   2,646,462
  U.S. Bancorp                                               56,000   1,602,160
  Wells Fargo                                                20,500   1,224,260
                                                                    -----------
                                                                     33,961,041
                                                                    -----------
Basic Industry/Capital Goods - 1.92%
  General Electric                                          152,050   5,187,946
                                                                    -----------
                                                                      5,187,946
                                                                    -----------
Buildings & Materials - 0.63%
  Masco                                                      49,300   1,689,018
                                                                    -----------
                                                                      1,689,018
                                                                    -----------
Business Services/Other - 0.81%
 +Accenture                                                  90,600   2,193,426
                                                                    -----------
                                                                      2,193,426
                                                                    -----------
Cable, Media & Publishing - 2.13%
  New York Times Class A                                     40,500   1,622,025
  Viacom Class B                                             60,400   2,203,996
 +Westwood One                                               83,200   1,920,256
                                                                    -----------
                                                                      5,746,277
                                                                    -----------
Chemicals - 1.65%
  Dow Chemical                                               54,500   2,449,230
  duPont (E.I.) deNemours                                    46,600   1,997,742
                                                                    -----------
                                                                      4,446,972
                                                                    -----------
Consumer Products - 0.48%
  Clorox                                                     23,700   1,294,020
                                                                    -----------
                                                                      1,294,020
                                                                    -----------
Energy - 2.31%
  ChevronTexaco                                              31,600   1,676,696
  Exxon Mobil                                                58,100   2,859,682
  Kerr-McGee                                                 28,800   1,705,536
                                                                    -----------
                                                                      6,241,914
                                                                    -----------
Food, Beverage & Tobacco - 2.14%
  Anheuser Busch                                             27,900   1,393,605
  General Mills                                              23,700   1,048,725
  PepsiCo                                                    67,100   3,326,818
                                                                    -----------
                                                                      5,769,148
                                                                    -----------

                                                         Number of     Market
                                                          Shares       Value

COMMON STOCK (continued)

Healthcare & Pharmaceuticals - 8.02%
  Abbott Laboratories                                        33,400 $ 1,423,842
 +Amgen                                                      27,100   1,539,280
*+Anthem                                                     27,800   2,235,120
 +Boston Scientific                                          70,100   2,474,530
 +Caremark Rx                                                71,600   2,145,852
 *GlaxoSmithKline ADR                                        64,500   2,734,800
  Pfizer                                                    156,100   4,519,095
 +Tenet Healthcare                                          153,500   1,645,520
 +Wellpoint Health Networks                                  12,500   1,220,750
  Wyeth                                                      42,700   1,693,055
                                                                    -----------
                                                                     21,631,844
                                                                    -----------
Industrial Machinery - 1.64%
  ITT Industries                                             28,200   2,288,148
  Tyco International                                         68,200   2,124,430
                                                                    -----------
                                                                      4,412,578
                                                                    -----------
Insurance - 1.60%
  Cigna                                                      20,000   1,269,200
  PMI Group                                                  42,000   1,630,440
  Prudential Financial                                       30,600   1,421,982
                                                                    -----------
                                                                      4,321,622
                                                                    -----------
Leisure, Lodging & Entertainment - 1.45%
  Carnival                                                   25,100   1,269,056
  Marriott International Class A                             48,700   2,653,663
                                                                    -----------
                                                                      3,922,719
                                                                    -----------
Metals & Mining - 0.83%
  Alcoa                                                      69,200   2,249,000
                                                                    -----------
                                                                      2,249,000
                                                                    -----------
Paper & Forest Products - 0.76%
  International Paper                                        53,300   2,052,583
                                                                    -----------
                                                                      2,052,583
                                                                    -----------
Retail - 3.59%
  Best Buy                                                   43,900   2,599,758
 +Kohl's                                                     31,300   1,588,788
  McDonald's                                                 85,500   2,492,325
  Staples                                                   101,100   3,006,714
                                                                    -----------
                                                                      9,687,585
                                                                    -----------
Technology/Communications - 0.83%
 +Cisco Systems                                             116,600   2,239,886
                                                                    -----------
                                                                      2,239,886
                                                                    -----------
Technology/Hardware - 3.48%
 +Applied Materials                                         135,700   2,184,770
  Intel                                                     161,300   3,590,538
 +National Semiconductor                                    106,700   1,781,890
  Pitney Bowes                                               41,600   1,820,000
                                                                    -----------
                                                                      9,377,198
                                                                    ------------
Technology/Software - 3.81%
 +Intuit                                                     44,800   2,032,128
  Microsoft                                                 114,100   3,193,659
 +Oracle                                                    173,700   2,199,042
  SAP ADR                                                    66,700   2,844,755
                                                                    -----------
                                                                     10,269,584
                                                                    -----------

STATEMENT                                                DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)                              October 31, 2004


                                                        Number of     Market
                                                         Shares       Value

COMMON STOCK (continued)

Telecommunications - 1.63%
  ALLTEL                                                  34,600   $  1,900,578
  BCE                                                     67,000      1,555,740
  Nokia ADR                                               60,600        934,452
                                                                   ------------
                                                                      4,390,770
                                                                   ------------
Textiles, Apparel & Furniture - 0.93%
 +Coach                                                   53,800      2,508,694
                                                                   ------------
                                                                      2,508,694
                                                                   ------------
Transportation & Shipping - 0.56%
  United Parcel Service Class B                           19,100      1,512,338
                                                                   ------------
                                                                      1,512,338
                                                                   ------------
Utilities - 0.46%
  Dominion Resources                                      19,400      1,247,808
                                                                   ------------
                                                                      1,247,808
                                                                   ------------
TOTAL COMMON STOCK
  (cost $139,274,329)                                               151,694,160
                                                                   ------------
PREFERRED STOCK- 0.58%
 oCentaur Funding 144A 9.08%                                 765      1,004,541
  Nexen 7.35%                                             21,170        550,420
                                                                   ------------
TOTAL PREFERRED STOCK
  (cost $1,302,473)                                                   1,554,961
                                                                   ------------

                                                        Principal
                                                         Amount
AGENCY ASSET-BACKED SECURITIES- 1.13%

++Fannie Mae Grantor Trust
    Series 2004-T4 A3 4.42% 8/25/24                     $285,000        289,275
++SLMA Student Loan Trust
    Series 2002-7 A2 1.92% 6/17/13                       607,438        607,480
    Series 2004-1 A1 2.14% 1/26/15                       802,980        803,581
    Series 2004-5 A2 2.13% 4/25/14                       710,000        710,722
    Series 2004-6 A2 2.14% 1/25/13                       630,000        630,636
                                                                   ------------
TOTAL AGENCY ASSET-BACKED SECURITIES
  (cost $3,035,727)                                                   3,041,694
                                                                   ------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.99%
  Fannie Mae Series 1996-46 ZA
    7.50% 11/25/26                                       234,978        251,977
  Fannie Mae Grantor Trust
    Series 2001-T8 A2 9.50% 7/25/41                      210,791        238,151
  Fannie Mae Whole Loan
    Series 2004-W9 2A1 6.50% 2/25/44                     328,940        346,621
  Freddie Mac
    Series 2004 2727 PM  4.50% 1/15/34                   430,000        394,330
    Series 2480 Class EH 6.00% 11/15/31                  327,058        332,346
  Freddie Mac Structured
    Pass Through Securities
    Series T-58 1A2 3.108% 5/25/35                       320,000        318,906
    Series T-58 2A 6.50% 9/25/43                         383,459        403,949
  GNMA Series 2002 62 B 4.763% 1/16/25                   380,000        391,327
                                                                   ------------
TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $2,671,901)                                       2,677,607
                                                                   ------------

                                                         Principal     Market
                                                          Amount       Value

AGENCY MORTGAGE-BACKED SECURITIES - 10.05%

  Fannie Mae
    4.50% 10/1/10                                       $  564,418  $   572,532
    4.50% 2/1/19                                           442,714      444,513
    4.50% 7/1/19                                           820,704      824,038
    4.50% 11/1/19                                          955,000      957,686
    5.00% 11/1/19 TBA                                    2,155,000    2,199,448
    5.00% 11/1/33                                        1,445,000    1,440,033
    5.00% 1/1/34                                           297,831      299,600
    5.00% 3/1/34                                           792,854      792,359
    5.50% 11/1/19 TBA                                      400,000      414,250
    5.50% 3/1/29                                           589,817      603,088
    5.50% 4/1/29                                           646,284      660,825
    5.50% 11/1/34                                        5,015,000    5,107,463
    5.73% 12/1/08                                          235,377      250,677
    6.00% 4/1/17                                           204,545      214,836
    6.00% 6/1/17                                           199,072      209,088
    6.00% 11/1/34 TBA                                    1,980,000    2,053,013
    6.50% 11/15/34 TBA                                   2,295,000    2,413,335
    7.00% 11/1/33                                          197,392      198,873
    7.00% 11/1/34 TBA                                      480,000      509,700
    7.50% 6/1/31                                           350,038      375,525
  Freddie Mac
  ++3.718% 4/1/34                                          350,000      354,047
    5.00% 9/1/33                                           844,981      852,374
    5.00% 4/1/34                                         1,058,049    1,056,396
    5.50% 11/1/33                                        2,043,803    2,085,956
    6.50% 10/1/33                                          180,286      189,639
    7.00% 11/1/33                                          222,800      236,794
    8.50% 4/1/09                                                37           39
  GNMA
    5.00% 11/1/34 TBA                                      890,000      892,781
    6.50% 11/1/34 TBA                                      805,000      850,784
    7.50% 9/15/31                                           39,977       43,076
                                                                    -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (cost $26,883,449)                                                 27,102,768
                                                                    -----------
AGENCY OBLIGATIONS - 2.44%
  Fannie Mae
   *2.375% 2/15/07                                       2,280,000    2,256,413
   *3.375% 12/15/08                                        235,000      234,648
   *4.625% 5/1/13                                          955,000      954,965
   *5.125% 1/2/14                                        1,295,000    1,332,977
   *5.25% 8/1/12                                           595,000      623,248
[Check mark] 5.836% 10/9/19                              1,395,000      618,556
 *Freddie Mac
    2.75% 12/15/06                                         350,000      349,498
    3.75% 8/3/07                                           235,000      236,571
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (cost $6,508,955)                                                   6,606,876
                                                                    -----------
ASSET-BACKED SECURITIES - 2.46%
  American Express Credit Account
    Master Trust Series 2004-3 A
    4.35% 12/15/11                                         355,000      365,477
  AmeriCredit Automobile Receivables Trust
    Series 2001-C A4 5.01% 7/14/08                         430,504      438,191
  Ameriquest Mortgage Securities
    Series 2003-5 A2 2.43% 4/25/33                          36,993       36,941
  Capital One Master Trust
    Series 2002-4A A 4.90% 3/15/10                         405,000      422,787

STATEMENT                                                 DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)                               October 31, 2004


                                                         Principal     Market
                                                          Amount       Value

ASSET-BACKED SECURITIES (continued)

  Capital One Multi-Asset Execution Trust
    Series 2003-C2 C2 4.32% 4/15/09                     $  165,000   $  167,887
 oCendant Timeshare Receivables Funding
    Series 2004-1A A1 144A 3.67% 5/20/16                   377,559      377,384
 oChase Funding NIM
    Series 2003-6A Note 144A
    5.00% 1/27/35                                           30,959       30,921
  Citibank Credit Card Issuance Trust
    Series 2003-A7 A7 4.15% 7/7/17                         260,000      250,873
    Series 2004-A4 A4 3.20% 8/24/09                        240,000      239,883
  Countrywide Asset-Backed Certificates
  ++Series 2004-9 AF2 3.337% 9/25/23                       275,000      273,969
   oSeries 2004-BC1N Note 144A
    5.50% 4/25/35                                          112,238      111,747
 oGSAA Series 2004-4N Note 144A
    6.25% 5/25/34                                          210,000      211,530
  Honda Auto Receivables Owner Trust
    Series 2004-2 A4 3.81% 10/15/09                        275,000      278,968
 oMaster ABS NIM Trust
    Series 2003-CI2 N1 144A
    6.65% 8/26/33                                           41,921       42,005
  MBNA Credit Card Master Note Trust
    Series 2001-A1 A1 5.75% 10/15/08                     1,100,000    1,149,688
++MBNA Master Credit Card Trust USA
    Series 1996-B A 2.13% 8/15/08                          560,000      561,966
++Merrill Lynch Mortgage Investor
    Series 2004 WMC5 A2B2
    2.31% 7/25/35                                          340,000      340,000
  Mid-State Trust
    Series 2004-1 A 6.005% 8/15/37                          81,212       83,774
    Series 2011 A1 4.864% 7/15/38                          144,274      143,579
++Residential Asset Mortgage Products
    Series 2004 RZ2 AI3 4.30% 1/25/31                      250,000      251,884
 oSharp
    Series 2003-HE1N Note 144A
    6.90% 11/25/33                                          88,005       88,480
    Series 2004-2N Note 144A
    7.00% 1/25/34                                          172,560      172,560
 oSierra Receivables Funding Company
    Series 2003-2A A1 144A 3.03% 2/15/15                   288,746      288,271
++WFS Financial Owner Trust
    Series 2002-2 A4 4.50% 2/20/10                         295,000      299,790
                                                                     ----------
TOTAL ASSET-BACKED SECURITIES
  (cost $6,597,447)                                                   6,628,555
                                                                     ----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.54%

  Banc of America Funding
    Series 2004-2 A2 3.52% 11/10/38                        215,000      212,977
  First Union-Lehman Brothers-
    Bank of America Series 1998-C2 A2
    6.56% 11/18/35                                         740,000      805,080
  GMAC Commercial Mortgage Securities
    Series 1998-C2 A2 6.42% 5/15/35                        720,000      784,546
++*Greenwich Capital Commercial Funding
    Series 2004-GG1 A7 5.317% 6/10/36                      560,000      587,120
++GS Mortgage Securities
    Series 2004-GG2 A6 5.396% 8/10/38                      650,000      684,119
 oHilton Hotel Pool Trust
    2000 HLTA A1 144A 7.055% 10/03/15                      127,921      141,425

                                                         Principal     Market
                                                          Amount       Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

  J.P. Morgan Chase Commercial
    Mortgage Securities
    Series 2002-C1 A3 5.376% 7/12/37                    $  215,000   $  227,849
    Series 2003-C1 A2 4.985% 1/12/37                       235,000      242,764
 *Nomura Asset Securities
    Series1998-D6 A1B 6.59% 3/15/30                        420,000      459,974
                                                                     ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
  (cost $4,128,202)                                                   4,145,854
                                                                     ----------
CORPORATE BONDS - 12.89%

Aerospace & Defense - 0.10%
  Northrop Grumman 4.079% 11/16/06                         265,000      269,827
                                                                     ----------
                                                                        269,827
                                                                     ----------
Airlines - 0.26%
 *American Airlines 6.817% 11/23/12                        180,000      160,637
 *Continental Airlines 6.503% 6/15/11                      565,000      530,309
                                                                     ----------
                                                                        690,946
                                                                     ----------
Automobiles & Automotive Parts - 0.89%
 *Ford Motor 7.45% 7/16/31                               1,035,000    1,010,837
 *General Motors
    7.125% 7/15/13                                         275,000      285,785
    8.375% 7/15/33                                         970,000    1,012,177
  Johnson Controls
    5.00% 11/15/06                                         100,000      103,988
                                                                     ----------
                                                                      2,412,787
                                                                     ----------
Banking & Finance - 3.20%
   Bear Stearns 4.65% 7/2/18                               325,000      306,972
++oBombardier Capital 144A 4.21% 5/30/13                   465,000      463,624
  oCanadian Oil Sands 144A 4.80% 8/10/09                   215,000      219,904
   Citigroup 5.875% 2/22/33                                405,000      411,710
   Credit Suisse First Boston USA
     6.125% 11/15/11                                       370,000      406,536
  oErac USA Finance 144A 7.35% 6/15/08                     520,000      583,368
  *Ford Motor Credit
     5.625% 10/1/08                                        365,000      377,742
     7.00% 10/1/13                                         235,000      248,585
   Franklin Resources 3.70% 4/15/08                        305,000      307,200
   General Electric Capital 5.45% 1/15/13                  115,000      122,961
   GMAC
     6.125% 8/28/07                                        190,000      198,309
     7.25% 3/2/11                                          310,000      329,584
   Goldman Sachs 6.345% 2/15/34                            645,000      659,560
   Household Finance 4.125% 12/15/08                       320,000      325,154
   HSBC Bank USA 3.875% 9/15/09                            375,000      376,322
   J.P. Morgan Chase 5.125% 9/15/14                        380,000      386,854
  oMizuho Finance Group 144A
     5.79% 4/15/14                                         835,000      870,437
   Morgan Stanley
     4.75% 4/1/14                                          125,000      122,684
     5.30% 3/1/13                                           75,000       78,004
  *Popular North America 4.25% 4/1/08                      325,000      332,807
   Popular North America Capital Trust I
     6.564% 9/15/34                                        280,000      289,097
++oPremium Asset Trust 144A 1.96% 2/6/06                   280,000      280,173
++oRabobank Capital Funding II 144A
     5.26% 12/29/49                                        195,000      200,368
 ++RBS Capital Trust I 4.709% 12/29/49                     360,000      352,835
   Regions Financial 6.375% 5/15/12                        365,000      408,364
                                                                     ----------
                                                                      8,659,154
                                                                     ----------

STATEMENT                                                 DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)                               October 31, 2004


                                                         Principal     Market
                                                          Amount       Value

CORPORATE BONDS (continued)

Buildings & Materials - 0.09%
  York International 6.625% 8/15/06                     $225,000     $  237,773
                                                                     ----------
                                                                        237,773
                                                                     ----------
Cable, Media & Publishing - 0.60%
  InterActiveCorp 6.75% 11/15/05                         415,000        431,025
 *Liberty Media 3.50% 9/25/06                            245,000        245,355
  Thomson 5.75% 2/1/08                                   210,000        224,393
  Time Warner 8.18% 8/15/07                              575,000        647,440
  Time Warner Entertainment 8.375% 3/15/23                55,000         67,516
                                                                     ----------
                                                                      1,615,729
                                                                     ----------
Chemicals - 0.13%
  Lubrizol
    4.625% 10/1/09                                       165,000        166,798
    6.50% 10/1/34                                        170,000        171,897
                                                                     ----------
                                                                        338,695
                                                                     ----------
Diversified Manufacturing- 0.11%
  General Electric 5.00% 2/1/13                          295,000        306,306
                                                                     ----------
                                                                        306,306
                                                                     ----------
Energy - 1.49%
  Buckeye Partners 5.30% 10/15/14                        215,000        219,408
  Duke Capital 5.668% 8/15/14                            200,000        207,484
 oEnterprise Products Operating 144A
    4.00% 10/15/07                                       285,000        287,443
    4.625% 10/15/09                                      240,000        242,739
  Halliburton Company 5.50% 10/15/10                     550,000        582,316
  Kinder Morgan Energy Partners
    7.75% 3/15/32                                        250,000        301,665
  Sunoco 4.875% 10/15/14                                 530,000        529,132
  USX 9.125% 1/15/13                                     310,000        400,946
  Valero Energy 6.125% 4/15/07                           275,000        293,876
  Valero Logistics 6.05% 3/15/13                         495,000        531,722
  Weatherford International 4.95% 10/15/13               420,000        424,377
                                                                     ----------
                                                                      4,021,108
                                                                     ----------
Food, Beverage & Tobacco - 0.88%
 *Kraft Foods
    4.00% 10/1/08                                        515,000        521,215
    5.625% 11/1/11                                       345,000        368,127
  Nabisco 6.85% 6/15/05                                  270,000        276,769
  Safeway 6.15% 3/1/06                                   180,000        187,539
  Universal 6.50% 2/15/06                                235,000        245,321
  UST
    6.625% 7/15/12                                       335,000        379,059
    8.80% 3/15/05                                        375,000        383,939
                                                                     ----------
                                                                      2,361,969
                                                                     ----------
Healthcare & Pharmaceuticals - 0.59%
  Boston Scientific 5.45% 6/15/14                        230,000        242,212
  Caremark Rx 7.375% 10/1/06                             170,000        182,113
 *Medco Health Solutions 7.25% 8/15/13                   870,000        968,102
  Wyeth 5.50% 2/1/14                                     200,000        205,302
                                                                     ----------
                                                                      1,597,729
                                                                     ----------
Insurance - 0.72%
 *oFarmers Insurance 144A 8.625% 5/1/24                  425,000        496,850
  *Marsh & Mclennan 5.375% 3/15/07                       400,000        409,200
  oNationwide 144A 7.875% 4/1/33                         265,000        311,344
++oOil Insurance 144A 5.15% 8/15/33                      485,000        495,567
   Prudential Financial 4.104% 11/15/06                  220,000        224,148
                                                                     ----------
                                                                      1,937,109
                                                                     ----------

Metals & Mining - 0.09%
  Barrick Gold 7.50% 5/1/07                             $225,000     $  247,420
                                                                     ----------
                                                                        247,420
                                                                     ----------
Real Estate - 0.11%
  Developers Diversified Realty 4.625% 8/1/10            295,000        296,130
                                                                     ----------
                                                                        296,130
                                                                     ----------
Retail - 0.25%
 oCVS 144A 4.00% 9/15/09                                 295,000        296,740
 *Lowe's Companies 7.50% 12/15/05                        350,000        369,028
                                                                     ----------
                                                                        665,768
                                                                     ----------
Telecommunications - 2.00%
 oAmerica Movil 144A 5.75% 1/15/15                       175,000        174,753
  AT&T Wireless 8.75% 3/1/31                             510,000        686,775
 *BellSouth 4.20% 9/15/09                                395,000        399,230
  Motorola 4.608% 11/16/07                               530,000        546,131
  SBC Communications
   ++4.125% 9/15/09                                      225,000        226,372
     5.10% 9/15/14                                       320,000        322,846
     6.15% 9/15/34                                       155,000        157,116
 oSingTel Optus Finance Property
     144A 8.125% 6/15/09                                 235,000        273,703
  Sprint Capital
   ++4.78% 8/17/06                                       225,000        231,397
     6.375% 5/1/09                                       135,000        148,390
     8.375% 3/15/12                                      240,000        294,968
    *8.75% 3/15/32                                       530,000        696,589
 oTelecom Italia 144A 4.00% 1/15/10                      505,000        500,882
  Telefonos de Mexico 4.50% 11/19/08                     380,000        384,298
  Verizon Wireless 5.375% 12/15/06                       345,000        361,787
                                                                     ----------
                                                                      5,405,237
                                                                     ----------
Utilities - 1.38%
  Avista 7.75% 1/1/07                                    630,000        685,714
  Boston Gas 8.87% 1/5/05                                260,000        263,016
  Detroit Edison 5.05% 10/1/05                           325,000        332,181
  Dominion Resources 7.195% 9/15/14                      225,000        261,476
 *Exelon Generation 6.95% 6/15/11                        235,000        267,992
 *FPL Group Capital 3.25% 4/11/06                        460,000        463,289
  Oncor Electric 7.00% 5/1/32                            145,000        169,440
 oPower Contract Financing 144A
    5.20% 2/1/06                                         269,321        273,141
 *PSEG Power 8.625% 4/15/31                              215,000        278,278
  Southern California Edison 6.00% 1/15/34               205,000        217,316
 *Southern Capital 5.30% 2/1/07                          280,000        296,361
 *TXU Energy 7.00% 3/15/13                               180,000        204,697
                                                                     ----------
                                                                      3,712,901
                                                                     ----------
TOTAL CORPORATE BONDS
  (cost $33,618,026)                                                 34,776,588
                                                                     ----------
MUNICIPAL BONDS - 1.38%

  Colorado Department of Transportation
    Revenue 5.00% 12/15/13                               725,000        811,601
++Forsyth, Montana Pollution Control Revenue
    (Portland General Project)
    Series A 5.20% 5/1/33                                180,000        191,264
  Golden State Tobacco Securitization
    5.50% 6/1/43                                         210,000        221,523
  Illinois State Taxable Pension
    5.10% 6/1/33                                         170,000        164,021

STATEMENT                                                 DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)                               October 31, 2004


                                                        Principal      Market
                                                          Amount        Value

MUNICIPAL BONDS (continued)

  Metropolitan Washington District of
    Columbia Airport Authority
    5.00% 10/1/34                                         $175,000  $   177,399
  New Jersey Economic Development
    (Cigarette Tax) 5.75% 6/15/29                          220,000      225,856
  Oregon State 5.892% 6/1/27                               200,000      215,640
  Puerto Rico Public Buildings
    Authority Revenue 5.25% 7/1/33                         500,000      523,915
  Sales Tax Asset Receivables
    5.25% 10/15/27                                         290,000      312,006
  State of California
    5.00% 2/1/33                                           120,000      122,422
    5.25% 7/1/13                                           245,000      278,685
  West Virginia Economic
    Development Authority
    5.37% 7/1/20                                           100,000      103,035
    6.07% 7/1/26                                           360,000      381,193
                                                                     ----------
  TOTAL MUNICIPAL BONDS
    (cost $3,594,393)                                                 3,728,560
                                                                     ----------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.89%

  Bank of America Alternative Loan Trust
    Series 2003-10 2A1 6.00% 12/25/33                      612,445      630,100
    Series 2004-2 1A1 6.00% 3/25/34                        417,890      433,897
  Bank of America Funding Corporation
    Series 2004-3 2A1 4.75% 9/25/19                        430,232      431,394
    Series 2004-3 2A2 5.00% 9/25/19                        380,780      384,817
++Bank of America Mortgage Securities
    Series 2003-D 1A2 3.428% 5/25/33                        28,732       28,788
    Series 2003-I 2A4 3.828% 10/25/33                      630,000      630,800
    Series 2004-A 1A1 3.475% 2/25/34                       249,261      248,799
    Series 2004-E 1A1 3.541% 6/25/34                       378,518      378,318
    Series 2004-G 2A6 4.657% 8/25/34                       375,000      383,853
++Countrywide Home Loan Mortgage
    Pass Through Trust
    Series 2001-HYB2 3A1 5.484% 9/19/31                    173,789      174,007
    Series 2003-56 3A7B 4.71% 12/25/33                     415,000      413,354
    Series 2004-J6 3A1 5.00% 8/25/19                       431,753      434,896
  Credit Suisse First Boston
    Mortgage Securities
    Series 2003-23 6A1 6.50% 9/25/33                       440,989      452,423
    Series 2003-29 5A1 7.00% 12/25/33                      477,183      500,011
    Series 2004-1 3A1 7.00% 2/25/34                        215,715      225,609
++Deutsche Mortgage Securities
    Series 2004-4 1A2 4.01% 4/25/34                        245,000      246,613
  First Horizon Asset Securities
    Series 2003-5 1A17 8.00% 7/25/33                       154,353      162,209
    Series 2004-6 2A1 5.00% 10/25/19                       303,672      306,131
  ++Series 2004-AR5 4A1 5.71% 10/25/34                     408,501      419,408
 oGSMPS Mortgage Loan Trust
    Series 1999-3 A 144A 8.00% 8/19/29                     245,556      268,301
    Series 1998-3 A 144A 7.75% 9/19/27                     146,734      159,341
++Master Adjustable Rate Mortgages Trust
    Series 2003-6 1A2 3.048% 12/25/33                      380,000      378,229
  Master Alternative Loans Trust
    Series 2003-6 3A1 8.00% 9/25/33                        121,657      128,946
    Series 2003-9 1A1 5.50% 12/25/18                       597,460      623,294
  Nomura Asset Acceptance
    Series 2004-AP1 A2 3.238% 3/25/34                      750,000      748,043
  ++Series 2004-AP2 A2 4.099% 7/25/34                      305,000      306,413

                                                        Principal      Market
                                                          Amount        Value

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

   Prime Mortgage Trust Series 2004-CL1 1A1
     6.00% 2/25/34                                       $255,270   $   260,592
   Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                    317,634       329,164
   Structured Asset Securities
   ++Series 2002-22H 1A 7.00% 11/25/32                    160,140       165,958
     Series 2004-12H 1A 6.00% 5/25/34                     474,237       488,696
++oSummit Mortgage Trust
     Series 2002-1 B2 144A 6.11% 6/28/16                   25,104        25,183
   Washington Mutual
   ++Series2003-AR4 A7 3.95% 5/25/33                       220,697      220,070
   ++Series 2003-AR9 1A7 4.065% 9/25/33                    276,312      276,701
     Series 2004-CB3 4A 6.00% 10/25/19                     524,996      551,585
 ++Wells Fargo Mortgage Backed
     Securities Trust
     Series 2003-K 2A5 4.521% 11/25/33                     325,000      318,501
     Series 2003-M A1 4.742% 12/25/33                      637,351      634,364
     Series 2004-I 1A1 3.395% 7/25/34                      310,286      310,125
     Series 2004-O A1 4.955% 8/25/34                       131,789      131,863
                                                                    -----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $13,170,290)                                     13,210,796
                                                                    -----------
U.S. TREASURY OBLIGATIONS - 1.76%

  U.S. Treasury Inflation Index Bonds
    0.875% 4/15/10                                         565,153      563,949
  **2.00% 1/15/14                                          733,275      760,344
   *2.00% 7/15/14                                        1,226,478    1,269,214
   *2.375% 1/15/25                                         266,407      278,770
    3.00% 7/15/12                                          242,404      271,455
  U.S. Treasury Notes
    2.50% 9/30/06                                          120,000      119,939
    2.75% 8/15/07                                        1,010,000    1,009,764
    3.375% 10/15/09                                         85,000       85,352
    4.25% 8/15/14                                          375,000      381,738
                                                                    -----------

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,642,539)                     4,740,525
                                                                    -----------
REPURCHASE AGREEMENTS - 10.18%

  With BNP Paribas 1.77% 11/1/04
    (dated 10/29/04, to be repurchased at
    $14,233,099, collateralized by
    $14,637,000 U.S. Treasury Bills due
    3/24/05, market value $14,520,047)                  14,231,000   14,231,000

  With UBS Warburg 1.77% 11/1/04
    (dated 10/29/04, to be repurchased at
    $13,254,955, collateralized by
    $2,285,000 U.S. Treasury Notes 1.625%
    due 10/31/05, market value $2,289,415,
    $4,570,000 U.S. Treasury Notes 1.875%
    due 11/30/05, market value
    $4,585,308 and $6,178,000
    U.S. Treasury Notes 6.500% due
    10/15/06, market value $6,652,665)                  13,253,000   13,253,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $27,484,000)                                                 27,484,000
                                                                    -----------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 106.52%
  (cost $272,911,731)                                               287,392,944
                                                                    -----------

STATEMENT                                           DELAWARE BALANCED FUND
  OF NET ASSETS (CONTINUED)                         October 31, 2004


                                                    Principal      Market
                                                      Amount        Value

SECURITIES LENDING COLLATERAL# - 5.17%

  Allied Irish Dublin 1.80% 11/10/04               $  556,871   $   556,866
  Barclays London 1.92%1/31/05                        111,410       111,373
  Bear Stearns 1.93% 3/18/05                          501,707       502,257
  Calyon 1.82% 4/19/05                                556,866       556,809
  CDC IXIS 1.49% 11/12/04                             445,528       445,493
  Corporate Asset Funding
    1.75% 11/08/04                                    338,901       388,764
  Credit Swiss First Boston
    1.60% 12/13/04                                    445,626       445,493
  Deutsche Bank Financial
    1.95% 2/22/05                                     111,386       111,430
  Deutsche Bank London
    1.96% 12/31/04                                    445,541       445,493
  FNMA 1.94% 12/29/04                                 444,873       443,434
  Fortis Bank London 1.80% 11/10/04                   501,184       501,180
  General Electric Capital 1.93% 2/3/05               167,119       167,216
  Goldman Sachs Group LP
    1.80% 12/21/04                                    256,210       256,158
    2.06% 12/08/04                                    261,727       261,727
  Merrill Lynch Mortgage Capital
    1.98% 11/12/04                                    445,493       445,493
  Morgan Stanley
    1.90% 11/1/04                                   1,615,322     1,615,322
    1.96% 3/10/05                                     445,475       445,493
    1.99% 11/29/05                                    111,204       111,373
  Nordea Bank New York 1.81% 5/13/05                  558,380       558,284
  Pfizer 1.80% 11/29/05                               534,591       534,591
  Proctor and Gamble 1.83% 11/29/05                   556,866       556,866
  Rabobank, New York 1.88% 3/02/05                    556,839       556,796
  Royal Bank Of Canada 1.89% 6/27/05                  556,871       556,755
  Sigma Finance 1.82% 9/30/05                         523,323       523,323
  Societe Generale
    1.84% 6/14/05                                     279,459       279,375
    1.96% 12/8/04                                     445,452       445,465
  Union Bank of Switzerland
    1.13% 12/20/04                                    557,318       556,866
  Wachovia Bank N.A. 1.94% 11/15/04                   445,547       445,589
  Well Fargo 1.84% 11/29/04                           556,745       556,866
  Wilmington Trust 2.05% 1/5/05                       556,869       556,889
                                                                -----------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $13,939,039)                                             13,939,039
                                                                -----------

TOTAL MARKET VALUE OF SECURITIES - 111.69%
  (cost $286,850,770)                                          $301,331,983+++
OBLIGATION TO RETURN SECURITIES
  LENDING COLLATERAL - (5.17%)#                                 (13,939,039)
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS*** - (6.52%)                                     (17,602,813)
                                                                -----------
NET ASSETS APPLICABLE TO 17,256,417 SHARES
  OUTSTANDING - 100.00%                                        $269,790,131
                                                               ============

Net Asset Value - Delaware Balanced Fund
  Class A ($232,351,274 / 14,861,305 Shares)                             $15.63
                                                                         ------
Net Asset Value - Delaware Balanced Fund
  Class B ($26,253,407 / 1,679,231 Shares)                               $15.63
                                                                         ------
Net Asset Value - Delaware Balanced Fund
  Class C ($7,518,090 / 481,376 Shares)                                  $15.62
                                                                         ------
Net Asset Value - Delaware Balanced Fund
  Class R ($3,305 / 211.9 Shares)                                        $15.60
                                                                         ------
Net Asset Value - Delaware Balanced Fund Institutional
  Class ($3,664,055 / 234,293 Shares)                                    $15.64
                                                                         ------

COMPONENTS OF NET ASSETS AT OCTOBER 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $318,510,013
Undistributed net investment income                                     775,779
Accumulated net realized loss on investments                        (64,144,974)
Net unrealized appreciation of investments                           14,649,313
                                                                   ------------
Total net assets                                                   $269,790,131
                                                                   ============

  *Fully or partially on loan.

 **Fully or partially pledged as collateral for financial futures contracts.

***Of the amount $24,915,036 represents payables for securities purchased as of October 31, 2004

  +Non-income producing security for the period ended October 31, 2004.

 ++Variable Rate Notes - the interest rate shown is the rate as of October 31, 2004.

+++Includes $19,962,846 of securities loaned.

  oSecurities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 11 in "Notes to Financial Statements."

  #See Note 10 in "Notes to Financial Statements."

[check mark]Zero Coupon Bond. The interest rate shown is the yield at time of purchase.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
ABS - Asset-Backed security
GNMA  - Government National Mortgage Association
NIM - Net Interest Margin
SLMA - Student Loan Marketing Association
TBA - To be announced

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE BALANCE FUND
Net asset value Class A (A)                                              $15.63
Sales charge (5.75% of offering price or 6.08%
  of the amount invested per share) (B)                                    0.95
                                                                         ------
Offering price                                                           $16.58
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See current prospectus for purchase of $50,000 or more.

See accompanying notes

STATEMENT                                            DELAWARE BALANCED FUND
  OF OPERATIONS                                      Year Ended October 31, 2004


INVESTMENT INCOME:
  Interest                                                                                 $4,496,734
  Dividends                                                                                 2,832,920
  Securities lending income                                                                    26,677
  Foreign tax withheld                                                                         (6,934)               $ 7,349,397
                                                                                           ----------                -----------
EXPENSES:
  Management fees                                                                           1,914,300
  Distribution expenses -- Class A                                                            621,218
  Distribution expenses -- Class B                                                            291,817
  Distribution expenses -- Class C                                                             80,743
  Distribution expenses -- Class R                                                                 18
  Dividend disbursing and transfer agent fees and expenses                                    840,427
  Accounting and administration expenses                                                      107,233
  Reports and statements to shareholders                                                       92,219
  Registration fees                                                                            66,100
  Legal and professional fees                                                                  52,457
  Custodian fees                                                                               25,614
  Trustees' fees                                                                               16,700
  Pricing fees                                                                                  8,534
  Other                                                                                         8,575                  4,125,955
                                                                                           ----------
  Less waiver of distribution expenses -- Class A                                                                        (94,401)
  Less expenses paid indirectly                                                                                           (3,778)
                                                                                                                     -----------
  Total expenses                                                                                                       4,027,776
                                                                                                                     -----------
NET INVESTMENT INCOME                                                                                                  3,321,621
                                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                                                                       21,055,718
    Futures contracts                                                                                                   (537,187)
    Options written                                                                                                        9,670
    Swap agreements                                                                                                      (57,399)
    Foreign currencies                                                                                                       811
                                                                                                                     -----------
    Net realized gain                                                                                                 20,471,613
    Net change in unrealized appreciation/depreciation of investments and foreign currencies                          (8,798,581)
                                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                                                11,673,032
                                                                                                                     -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $14,994,653
                                                                                                                     ===========

See accompanying notes

STATEMENTS                                                DELAWARE BALANCED FUND
  OF CHANGES IN NET ASSETS



                                                                                                              Year Ended
                                                                                                      10/31/04            10/31/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                            $  3,321,621        $  3,682,888
  Net realized gain (loss) on investments and foreign currencies                                     20,471,613          (4,840,716)
  Net change in unrealized appreciation/depreciation of investments and foreign currencies           (8,798,581)         41,785,430
                                                                                                   ------------        ------------
  Net increase in net assets resulting from operations                                               14,994,653          40,627,602
                                                                                                   ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                          (3,422,460)         (4,725,025)
    Class B                                                                                            (171,826)           (373,247)
    Class C                                                                                             (47,032)            (85,963)
    Class R                                                                                                 (32)                 --
    Institutional Class                                                                                (121,198)           (287,183)
                                                                                                   ------------        ------------
                                                                                                     (3,762,548)         (5,471,418)
                                                                                                   ------------        ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                           8,683,777           8,720,098
    Class B                                                                                           2,390,590           2,783,422
    Class C                                                                                           2,017,689           1,939,910
    Class R                                                                                               3,130                  14
    Institutional Class                                                                               2,328,758           2,687,176

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                           2,501,179           3,453,273
    Class B                                                                                             158,133             344,466
    Class C                                                                                              44,537              83,080
    Class R                                                                                                  32                  --
    Institutional Class                                                                                 121,199             287,183
                                                                                                   ------------        ------------
                                                                                                     18,249,024          20,298,622
                                                                                                   ------------        ------------
  Cost of shares repurchased:
    Class A                                                                                         (46,388,646)        (36,706,467)
    Class B                                                                                          (7,769,669)         (8,298,115)
    Class C                                                                                          (2,536,334)         (2,088,271)
    Institutional Class                                                                              (6,134,090)        (10,134,187)
                                                                                                   ------------        ------------
                                                                                                    (62,828,739)        (57,227,040)
                                                                                                   ------------        ------------
Decrease in net assets derived from capital share transactions                                      (44,579,715)        (36,928,418)
                                                                                                   ------------        ------------
NET DECREASE IN NET ASSETS                                                                          (33,347,610)         (1,772,234)

NET ASSETS:
Beginning of year                                                                                    303,137,741        304,909,975
                                                                                                   ------------        ------------
End of year (including undistributed net investment income of $775,779 and $685,924, respectively)  $269,790,131       $303,137,741
                                                                                                    ============       ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          Delaware Balanced Fund Class A

                                                                                     Year Ended
                                                              10/31/04    10/31/03   10/31/02(1)   10/31/01     10/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.060     $13.390      $15.100     $18.620      $21.600

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.190       0.182        0.234       0.349        0.403
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.592       1.749       (1.609)     (3.451)      (0.617)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.782       1.931       (1.375)     (3.102)      (0.214)
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.212)     (0.261)      (0.335)     (0.418)      (0.213)
Net realized gain on investments                                   --          --           --          --       (2.553)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.212)     (0.261)      (0.335)     (0.418)      (2.766)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $15.630     $15.060      $13.390     $15.100      $18.620
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(3)                                                 5.28%      14.53%       (9.38%)    (16.88%)      (0.75%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $232,351    $257,950     $253,089    $319,842     $436,534
Ratio of expenses to average net assets                         1.27%       1.35%        1.37%       1.30%        1.31%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.31%       1.38%        1.37%       1.30%        1.31%
Ratio of net investment income to average net assets            1.23%       1.30%        1.54%       2.07%        2.14%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            1.19%       1.27%        1.54%       2.07%        2.14%
Portfolio turnover                                               244%        249%         368%        288%         165%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                          Delaware Balanced Fund Class B

                                                                                     Year Ended
                                                              10/31/04    10/31/03   10/31/02(1)   10/31/01     10/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.060     $13.410      $15.110     $18.600      $21.590

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.067       0.073        0.121       0.223        0.259
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.594       1.743       (1.611)     (3.435)      (0.621)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.661       1.816       (1.490)     (3.212)      (0.362)
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.091)     (0.166)      (0.210)     (0.278)      (0.075)
Net realized gain on investments                                   --          --           --          --       (2.553)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.091)     (0.166)      (0.210)     (0.278)      (2.628)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $15.630     $15.060      $13.410     $15.110      $18.600
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(3)                                                 4.40%      13.66%      (10.06%)    (17.47%)      (1.52%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $26,254     $30,353      $32,035     $44,491      $49,353
Ratio of expenses to average net assets                         2.07%       2.13%        2.12%       2.05%        2.07%
Ratio of net investment income to average net assets            0.43%       0.52%        0.81%       1.32%        1.38%
Portfolio turnover                                               244%        249%         368%        288%         165%


(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                          Delaware Balanced Fund Class C

                                                                                     Year Ended
                                                              10/31/04    10/31/03   10/31/02(1)   10/31/01     10/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.040     $13.400      $15.090     $18.580      $21.570

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.067       0.073        0.121       0.222        0.251
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.604       1.733       (1.601)     (3.434)      (0.613)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.671       1.806       (1.480)     (3.212)      (0.362)
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.091)     (0.166)      (0.210)     (0.278)      (0.075)
Net realized gain on investments                                   --          --           --          --       (2.553)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.091)     (0.166)      (0.210)     (0.278)      (2.628)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $15.620     $15.040      $13.400     $15.090      $18.580
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(3)                                                  4.47%      13.60%      (10.01%)    (17.48%)      (1.52%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $7,518      $7,710       $6,937      $8,418      $10,993
Ratio of expenses to average net assets                         2.07%       2.13%        2.12%       2.05%        2.07%
Ratio of net investment income to average net assets            0.43%       0.52%        0.81%       1.32%        1.38%
Portfolio turnover                                               244%        249%         368%        288%         165%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                           Delaware Balanced Fund Class R

                                                             Year Ended     6/2/03(1) to
                                                              10/31/04        10/31/03
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.030         $14.500

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.131           0.050
Net realized and unrealized gain on investments
  and foreign currencies                                        0.598           0.564
                                                              -------         -------
Total from investment operations                                0.729           0.614
                                                              -------         -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.159)         (0.084)
                                                              -------         -------
Total dividends and distributions                              (0.159)         (0.084)
                                                              -------         -------

NET ASSET VALUE, END OF PERIOD                                $15.600         $15.030
                                                              =======         =======

TOTAL RETURN(3)                                                  4.87%           4.25%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                            $3             $--
Ratio of expenses to average net assets                         1.66%           1.74%
Ratio of net investment income to average net assets            0.83%           0.70%
Portfolio turnover                                               244%            249%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Balanced Fund Institutional Class

                                                                                     Year Ended
                                                              10/31/04    10/31/03   10/31/02(1)   10/31/01     10/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $15.070     $13.400      $15.120     $18.640      $21.630

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.223       0.213        0.272       0.391        0.449
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.601       1.748       (1.612)     (3.451)      (0.618)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.824       1.961       (1.340)     (3.060)      (0.169)
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.254)     (0.291)      (0.380)     (0.460)      (0.268)
Net realized gain on investments                                   --          --           --          --       (2.553)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.254)     (0.291)      (0.380)     (0.460)      (2.821)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $15.640     $15.070      $13.400     $15.120      $18.640
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(3)                                                 5.49%      14.83%       (9.16%)    (16.65%)      (0.55%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $3,664      $7,125      $12,849     $20,820      $25,892
Ratio of expenses to average net assets                         1.06%       1.13%        1.12%       1.05%        1.07%
Ratio of net investment income to average net assets            1.43%       1.52%        1.81%       2.32%        2.38%
Portfolio turnover                                               244%        249%         368%        288%         165%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014, and a decrease in the ratio of net investment income to average net assets of 0.09%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect these changes in accounting.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

NOTES                                                     DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS                                 October 31, 2004


Delaware Group Equity Funds I (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Balanced Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek a balance of capital appreciation, income and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage - and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $1,164 for the year ended October 31, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended October 31, 2004 were approximately $2,614. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through December 31, 2004 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At October 31, 2004, the Fund had receivables from or liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                             $(13,577)

  Dividend disbursing, transfer agent, accounting and
    administration fees other expenses payable to DSC                    (6,094)

  Other expenses receivable to DMC and affiliates*                       23,305

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Fund by DMC employees. For the year ended October 31, 2004, the Fund has costs of $11,967.

For the year ended October 31, 2004, DDLP earned $20,952 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

NOTES                                                     DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS


3. INVESTMENTS
For the year ended October 31, 2004, the Fund made purchases of $556,886,357 and sales of $598,202,709 of investment securities other than U.S. government securities and short-term cash investments. For the year ended October 31, 2004, the Fund made purchases of $139,478,590 and sales of $147,555,217 of U.S. government securities.

At October 31, 2004, the cost of investments for federal income tax purposes was $289,136,627. At October 31, 2004, net unrealized appreciation was $12,195,356, of which $16,967,582 relate to unrealized appreciation of investments and $4,772,226 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                             Year Ended
                                                        10/31/04      10/31/03
                                                        --------      --------

  Ordinary income                                      $3,762,548    $5,471,418

As of October 31, 2004, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                                    $318,510,013
  Undistributed ordinary income                                         775,779
  Capital loss carryforwards                                        (61,827,891)
  Unrealized appreciation of investments                             12,332,230
                                                                   ------------
  Net assets                                                       $269,790,131
                                                                   ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $19,040,721 was utilized in 2004. The remaining capital loss carryforwards expire as follows: $18,819,119 expires in 2009, $37,226,864 expires in 2010 and $5,781,908 expires in 2011.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended October 31, 2004, the Fund recorded the following permanent reclassifications. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net                               Accumulated net
  investment income                             realized gain (loss)
  -----------------                             --------------------

     $529,971                                        $(529,971)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                              Year Ended

                                                         10/31/04    10/31/03
                                                        ----------  ----------
Shares sold:
  Class A                                                 557,170     624,179
  Class B                                                 153,277     198,196
  Class C                                                 129,623     137,352
  Class R                                                     209           1
  Institutional Class                                     148,019     194,002

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                 161,612     248,965
  Class B                                                  10,200      25,036
  Class C                                                   2,876       6,034
  Class R                                                       2          --
  Institutional Class                                       7,821      20,619
                                                        ---------   ---------
                                                        1,170,809   1,454,384
                                                        ---------   ---------
Shares repurchased:
  Class A                                              (2,991,253) (2,636,729)
  Class B                                                (500,213)   (596,298)
  Class C                                                (163,729)   (148,617)
  Institutional Class                                    (394,440)   (700,377)
                                                        ---------   ---------
                                                       (4,049,635) (4,082,021)
                                                        ---------   ---------
Net decrease                                           (2,878,826) (2,627,637)
                                                        =========   =========


For the years ended October 31, 2004 and 2003, 46,570 Class B shares were converted to 46,534 Class A shares valued at $655,920 and 55,482 Class B shares were converted to 55,485 Class A shares valued at $771,233, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2004, or at any time during the period.

NOTES                                                     DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS


7. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at October 31, 2004 were as follows:

                                                                       Unrealized
   Contracts               Notional Cost     Notional   Expiration    Appreciation/
  To Buy/(Sell)              (Proceeds)        Value       Date      (Depreciation)
 --------------            -------------     ---------  -----------  ---------------
7 U.S. Treasury
  10 Year Note               $ 790,915      $ 794,938      12/04         $4,023

(5) U.S. Treasury
  5 Year Note                 (555,905)      (556,875)     12/04           (970)

7 U.S. Long Bond
  Future                       768,733        796,906      12/04         28,173
                                                                        -------
                                                                        $31,226
                                                                        =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

8. OPTIONS WRITTEN
During the year ended October 31, 2004, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended October 31, 2004 for the Fund were as follows:

                                                          Number of
                                                          contracts     Premiums
                                                          ---------     --------

Options outstanding at October 31, 2003                        --      $     --
Options written                                              (656)     (274,366)
Options terminated in closing purchase
  transactions                                                656       274,366
                                                             ----      --------
Options outstanding at October 31, 2004                        --      $     --
                                                             ====      ========

9. SWAP AGREEMENT
During the year ended October 31, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At October 31, 2004, the Fund had the following total return swap agreements outstanding:


                             Expiration                                          Unrealized
Notional Amount                  Date              Description                   Deprecation
---------------              -----------           -----------                   -----------
$3,480,000                     12/31/04        Agreement with Goldman             $136,874
                                               Sachs to receive the notional
                                               amount multiplied by the
                                               return on the Lehman Brothers
                                               Commercial MBS Index AAA
                                               and to pay the notional amount
                                               multiplied by the 1 month BBA
                                               LIBOR adjusted by a spread of
                                               minus 0.45%.


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements, include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

NOTES                                                     DELAWARE BALANCED FUND
  TO FINANCIAL STATEMENTS


10. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At October 31, 2004, the market value of securities on loan was $19,962,846, for which the Fund received securities collateral, comprised of U.S. government obligations valued at $6,364,627 and cash collateral of $13,939,039. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

11. CREDIT AND MARKET RISKS
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by the U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security.) The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in the prevailing interests rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

12. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

13. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended October 31, 2004, the Fund designates distributions paid during the year as follows:

     (A)                 (B)
  Long-Term           Ordinary
Capital Gains          Income                Total                  (C)
Distributions      Distributions        Distributions            Qualifying
 (Tax Basis)         (Tax Basis)          (Tax Basis)            Dividends(1)
-------------      -------------        -------------           --------------

    --                  100%                 100%                    73%

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.For the fiscal year ended October 31, 2004 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $3,762,548 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees

Delaware Group Equity Funds I -- Delaware Balanced Fund

We have audited the accompanying statement of net assets of Delaware Balanced Fund (one of the series constituting Delaware Group Equity Funds I) (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Balanced Fund of Delaware Group Equity Funds I at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



/s/ Ernst & Young LLP


Philadelphia, Pennsylvania
December 10, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.


                                                                                               Number of              Other
                                                                   Principal              Portfolios in Fund      Directorships
       Name,              Position(s)                             Occupation(s)            Complex Overseen          Held by
      Address              Held with     Length of Time              During               by Trustee/Director     Trustee/Director
   and Birthdate            Fund(s)         Served                Past 5 Years                 or Officer           or Officer
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

JUDE T. DRISCOLL(2)       Chairman and     4 Years -             Since August 2000,                77                  None
2005 Market Street         Trustee(4)   Executive Officer   Mr. Driscoll has served in
 Philadelphia, PA                                          various executive capacities
     19103                                Trustee since         at different times at
                                          May 15, 2003         Delaware Investments(1)
 March 10, 1963
                                                            Senior Vice President and
                                                        Director of Fixed-Income Process -
                                                            Conseco Capital Management
                                                             (June 1998 - August 2000)

                                                               Managing Director -
                                                           NationsBanc Capital Markets
                                                            (February 1996 - June 1998)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 WALTER P. BABICH           Trustee         16 Years            Board Chairman -                   94                  None
2005 Market Street                                       Citadel Construction Corporation
 Philadelphia, PA                                                (1989 - Present)
     19103

 October 1, 1927
------------------------------------------------------------------------------------------------------------------------------------
   JOHN H. DURHAM           Trustee        25 Years(3)          Private Investor                   94             Trustee - Abington
 2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103                                                                                                      President/Director -
                                                                                                                  22 WR Corporation
 August 7, 1937
------------------------------------------------------------------------------------------------------------------------------------
    JOHN A. FRY            Trustee(4)       3 Years                 President -                    77                  Director -
 2005 Market Street                                        Franklin & Marshall College                              Community Health
 Philadelphia, PA                                             (June 2002 - Present)                                     Systems
      19103
                                                            Executive Vice President -
 May 28, 1960                                               University of Pennsylvania
                                                             (April 1995 - June 2002)
------------------------------------------------------------------------------------------------------------------------------------
 ANTHONY D. KNERR           Trustee         11 Years       Founder/Managing Director -             94                  None
2005 Market Street                                          Anthony Knerr & Associates
 Philadelphia, PA                                            (Strategic Consulting)
     19103                                                       (1990 - Present)

 December 7, 1938
------------------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of              Other
                                                                   Principal              Portfolios in Fund      Directorships
       Name,              Position(s)                             Occupation(s)            Complex Overseen          Held by
      Address              Held with     Length of Time              During               by Trustee/Director     Trustee/Director
   and Birthdate            Fund(s)         Served                Past 5 Years                 or Officer           or Officer
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN             Trustee         15 Years     Treasurer/Chief Fiscal Officer -          94            Director and
 2005 Market Street                                          National Gallery of Art                            Audit Committee
  Philadelphia, PA                                             (1994 - 1999)                                   Chairperson - Andy
       19103                                                                                                    Warhol Foundation

 November 1, 1940                                                                                           Director - Systemax Inc.
------------------------------------------------------------------------------------------------------------------------------------
 THOMAS F. MADISON          Trustee         10 Years             President/Chief                   94                 Director -
 2005 Market Street                                            Executive Officer -                                   Banner Health
  Philadelphia, PA                                              MLM Partners, Inc.
      19103                                                 (Small Business Investing                                  Director -
                                                                  and Consulting)                                CenterPoint Energy
 February 25, 1936                                           (January 1993 - Present)
                                                                                                                 Director - Digital
                                                                                                                     River Inc.

                                                                                                                 Director - Rimage
                                                                                                                    Corporation
------------------------------------------------------------------------------------------------------------------------------------
 JANET L. YEOMANS           Trustee          5 Years        Vice President/Mergers &               94                  None
2005 Market Street                                         Acquisitions - 3M Corporation
 Philadelphia, PA                                            (January 2003 - Present)
     19103
                                                               Ms. Yeomans has held
   July 31, 1948                                           various management positions
                                                           at 3M Corporation since 1983.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 JOSEPH H. HASTINGS        Executive        Executive       Mr. Hastings has served in             94                  None(5)
 2005 Market Street      Vice President  Vice President    various executive capacities
  Philadelphia, PA            and             and             at different times at
      19103             Chief Financial  Chief Financial       Delaware Investments.
                            Officer          Officer
                                              since
 December 19, 1949                       August 21, 2003
------------------------------------------------------------------------------------------------------------------------------------
RICHELLE S. MAESTRO      Executive Vice    Chief Legal      Ms. Maestro has served in              94                  None(5)
 2005 Market Street        President,       Officer        various executive capacities
 Philadelphia, PA     Chief Legal Officer    since             at different times at
       19103             and Secretary   March 17, 2003        Delaware Investments.


 November 26, 1957
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL P. BISHOF        Senior Vice       8 Years         Mr. Bishof has served in               94                  None(5)
2005 Market Street         President                       various executive capacities
 Philadelphia, PA        and Treasurer                         at different times at
      19103                                                     Delaware Investments.

  August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Balanced Fund, but may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Balanced Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


BOARD OF TRUSTEES                              AFFILIATED OFFICERS                            CONTACT INFORMATION
JUDE T. DRISCOLL                               JOSEPH H. HASTINGS                             INVESTMENT MANAGER
Chairman                                       Executive Vice President and                   Delaware Management Company
Delaware Investments Family of Funds           Chief Financial Officer                        Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                               NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                              Delaware Distributors, L.P.
Board Chairman                                 RICHELLE S. MAESTRO                            Philadelphia, PA
Citadel Construction Corporation               Executive Vice President,
King of Prussia, PA                            Chief Legal Officer and Secretary              SHAREHOLDER SERVICING, DIVIDEND
                                               Delaware Investments Family of Funds           DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                                 Philadelphia, PA                               Delaware Service Company, Inc.
Private Investor                                                                              2005 Market Street
Gwynedd Valley, PA                             MICHAEL P. BISHOF                              Philadelphia, PA 19103-7094
                                               Senior Vice President and Treasurer
JOHN A. FRY                                    Delaware Investments Family of Funds           FOR SHAREHOLDERS
President                                      Philadelphia, PA                               800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                                 FOR SECURITIES DEALERS AND FINANCIAL
                                                                                              INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                              800 362-7500
Managing Director
Anthony Knerr & Associates                                                                    WEB SITE
New York, NY                                                                                  www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer         +----------------------------------------------------------------------------------+
National Gallery of Art                       | The Fund files its complete schedule of portfolio holdings with the Securities   |
Washington, DC                                | and Exchange Commission for the first and third quarters of each fiscal year on  |
                                              | Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and     |
THOMAS F. MADISON                             | procedures that the Fund uses to determine how to vote proxies (if any) relating |
President and Chief Executive Officer         | to portfolio securities is available without charge (i) upon request, by calling |
MLM Partners, Inc.                            | 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; |
Minneapolis, MN                               | and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms   |
                                              | N-Q may be reviewed and copied at the Commission's Public Reference Room in      |
JANET L. YEOMANS                              | Washington, DC; information on the operation of the Public Reference Room may be |
Vice President/Mergers & Acquisitions         | obtained by calling 1-800-SEC-0330.                                              |
3M Corporation                                |                                                                                  |
St. Paul, MN                                  | Information (if any) regarding how the Fund voted proxies relating to portfolio  |
                                              | securities during the most recently disclosed 12-month period ended June 30 is   |
                                              | available without charge (i) through the Fund's Web site at                      |
                                              | http://www.delawareinvestments.com; and (ii) on the Commission's Web site at     |
                                              | http://www.sec.gov.                                                              |
                                              +----------------------------------------------------------------------------------+

(9065)                                                                                                          Printed in the USA
AR-002 [10/04] IVES 12/04                                                                                                    J9881

Item 2. Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans(1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.
             -----------

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $24,250 for the fiscal year ended October 31, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $39,500 for the fiscal year ended October 31, 2003.

         (b) Audit-related fees.
             -------------------

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $167,700 for the Registrant's fiscal year ended October 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual

--------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $166,400 for the Registrant's fiscal year ended October 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.
             ---------

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $3,500 for the fiscal year ended October 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended October 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $2,500 for the fiscal year ended October 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended October 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (d) All other fees.
             ---------------

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended October 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended October 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended October 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended October 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $346,440 and $300,800 for the Registrant's fiscal years ended October 31, 2004 and October 31, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

         (a)      (1)      Code of Ethics

                           Not applicable.

                  (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

                  (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

                           Not applicable.

                  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as
                           Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS I

         JUDE T. DRISCOLL
-------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 4, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         JUDE T. DRISCOLL
-------------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 4, 2005


         JOSEPH H. HASTINGS
-------------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    January 4, 2005